PRINCIPAL ACCOUNTING POLICIES (Movement of accrued warranty cost) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PRINCIPAL ACCOUNTING POLICIES
At beginning of year	¥ 656,677,245	¥ 643,307,854	¥ 575,254,503
Additions	303,652,391	278,417,311	299,331,079
Utilization	(85,035,667)	(102,600,327)	(114,112,651)
Reversal to selling and marketing expense	(123,853,626)	(162,447,593)	(117,165,077)
At end of year	¥ 751,440,343	¥ 656,677,245	¥ 643,307,854